Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Life	December 31,
	(in years)	2016	2015

Medical equipment	5	$657	$454
Computer equipment	3	83	56
Furniture and fixtures	7	57	24
		797	534
Less: Accumulated depreciation and amortization		(314)	(295)
Property and equipment, net		$483	$239